Stock Based Compensation - Summary of Options Outstanding and Exercisable (Details) (USD $)	0 Months Ended			12 Months Ended
	Jun. 30, 2011	Apr. 05, 2011	Jan. 02, 2011	Apr. 30, 2012	Apr. 30, 2010	Apr. 30, 2011	Apr. 30, 2009
Exercise Price	$ 0.50	$ 0.50	$ 0.50		$ 1.80
Number of Options				775,000	1,069,800	1,404,300	747,850
Options Outstanding, Aggregate Intrinsic Value
Weighted Avg. Life Remaining				1 year 10 months 24 days
Weighted Avg. Exercise Price				$ 0.52	$ 3.0	$ 0.60	$ 4.10
Options Exercisable				663,958
Weighted Avg. Exercise Price				$ 0.52
Options Exercisable, Aggregate Intrinsic Value
Range 1 [Member]
Exercise Price				$ 0.50
Number of Options				757,500
Weighted Avg. Life Remaining				1 year 11 months 16 days
Weighted Avg. Exercise Price				$ 0.50
Options Exercisable				650,833
Weighted Avg. Exercise Price				$ 0.50
Range 2 [Member]
Exercise Price				$ 1.50
Number of Options				17,500
Weighted Avg. Life Remaining				6 months 29 days
Weighted Avg. Exercise Price				$ 1.50
Options Exercisable				13,125
Weighted Avg. Exercise Price				$ 1.50